Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 2,790	$ 2,917
Property, Plant and Equipment	9,857	18,015
Total Assets	15,644	24,531
Canadian Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	661	788
Property, Plant and Equipment	1,100	2,338
Total Assets	2,036	3,544
USA Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	2,129	2,129
Property, Plant and Equipment	7,249	13,817
Total Assets	10,405	16,798
Market Optimization [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	0	0
Property, Plant and Equipment	1	1
Total Assets	95	181
Corporate & Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	0	0
Property, Plant and Equipment	1,507	1,859
Total Assets	$ 3,108	$ 4,008